Financial Instruments and Risk Management (Contractual Commitments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 3.1
Operating and financing leases, 2-3 years	1.5
Operating and financing leases, 4-5 years	0.7
Operating and financing leases, more than 5 years	0.6
Operating and financing leases, total	5.9
Accounts payable and accrued liabilities, less than 1 year	118.7
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	118.7
Decommissioning liability, less than 1 year	0.0
Decommissioning liability, 2-3 years	6.4
Decommissioning liability, 4-5 years	0.0
Decommissioning liability, more than 5 years	47.0
Decommissioning liability, total	53.4
Contract mining, less than 1 year	31.9
Contract mining, 2-3 years	32.0
Contract mining, 4-5 years	0.0
Contract mining, more than 5 years	0.0
Contract mining, total	63.9
Capital commitments, less than 1 year	24.5
Capital commitments, 2-3 years	0.0
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	24.5
Contractual obligation, less than 1 year	178.2
Contractual obligation, 2-3 years	39.9
Contractual obligation, 4-5 years	0.7
Contractual obligation, more than 5 years	47.6
Contractual obligation, total	$ 266.4